Organization and principal activities - OptAim (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated VIE and VIE's subsidiary
Total assets	$ 507,734	$ 470,115
Total Liabilities	$ 216,145	191,027
VIE direct or indirect ownership (as a percent)	100.00%
OptAim VIE
Consolidated VIE and VIE's subsidiary
Total assets	$ 10,506	7,346
Total Liabilities	6,741	4,104
Registered capital and statutory reserve	$ 2,081	$ 2,081
OptAim VIE | Mr Jian Tang
Consolidated VIE and VIE's subsidiary
VIE direct or indirect ownership (as a percent)	30.00%